Investments in Joint Ventures and Associates (Tables)	6 Months Ended
Jun. 30, 2021
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates
The investments in joint ventures and associates as of June 30, 2021 and December 31, 2020, were as follows:

	Percentage of investment	June 30, 2021		December 31, 2020
Deer Park Refining Limited	49.99%	Ps.	6,302,330	Ps.	9,635,176
Sierrita Gas Pipeline LLC .	35.00%		1,260,786		1,232,464
Frontera Brownsville, LLC.	50.00%		455,818		479,520
Texas Frontera, LLC.	50.00%		194,741		197,708
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	40.00%		172,975		208,152
CH 4 Energía, S.A. de C.V.	50.00%		148,513		141,339
Other, net	Various		82,249		120,770

		Ps. 8,617,412		Ps. 12,015,129

Schedule (Loss) profit Sharing in Joint Ventures and Associates
(Loss) profit sharing in joint ventures and associates:

	For the six-month period ended June 30,
	2021		2020
Deer Park Refining Limited	Ps.	(3,325,154)	Ps.	(947,260)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		(35,177)		13,806
Sierrita Gas Pipeline, LLC.		66,876		76,532
Frontera Brownsville, LLC.		24,115		22,337
Texas Frontera, LLC.		13,462		21,368
CH 4 Energía, S.A. de C.V.		7,174		3,745
Ductos el Peninsular, S.A.P.I. de C.V.		(2)		(1,152)
Other, net		40,422		—

(Loss) sharing in joint ventures and associates, net	Ps.	(3,208,284)	Ps.	(810,624)